Fair Value (Financial Instruments Carried at Other Than Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets
Policy loans	$ 11,258	$ 11,618
Liabilities
Collateral financing arrangements	4,139	4,196
Junior subordinated debt securities	3,194	3,193
Separate account liabilities	301,598	316,994
Carrying Value
Assets
Mortgage loans	66,616	59,530
Policy loans	11,258	11,618
Real estate joint ventures	35	67
Other limited partnership interests	524	704
Other invested assets	537	562
Premiums, reinsurance and other receivables	2,822	3,070
Other assets	235	251
Liabilities
Policyholder account balances	125,040	134,219
Long-term debt	17,954	16,128
Collateral financing arrangements	4,139	4,196
Junior subordinated debt securities	3,194	3,193
Other liabilities	2,249	2,544
Separate account liabilities	112,119	116,665
Estimated Fair Value
Assets
Mortgage loans	68,539	62,554
Policy loans	13,351	13,934
Real estate joint ventures	104	139
Other limited partnership interests	615	906
Other invested assets	537	562
Premiums, reinsurance and other receivables	2,905	3,157
Other assets	267	243
Liabilities
Policyholder account balances	130,125	139,359
Long-term debt	19,360	18,357
Collateral financing arrangements	3,899	3,961
Junior subordinated debt securities	4,029	4,173
Other liabilities	2,250	2,546
Separate account liabilities	112,119	116,665
Estimated Fair Value | Level 1
Assets
Mortgage loans	0	0
Policy loans	0	0
Real estate joint ventures	0	0
Other limited partnership interests	0	0
Other invested assets	155	172
Premiums, reinsurance and other receivables	0	0
Other assets	0	0
Liabilities
Policyholder account balances	0	0
Long-term debt	0	0
Collateral financing arrangements	0	0
Junior subordinated debt securities	0	0
Other liabilities	0	0
Separate account liabilities	0	0
Estimated Fair Value | Level 2
Assets
Mortgage loans	0	0
Policy loans	1,279	1,647
Real estate joint ventures	0	0
Other limited partnership interests	0	0
Other invested assets	2	70
Premiums, reinsurance and other receivables	484	713
Other assets	207	175
Liabilities
Policyholder account balances	0	0
Long-term debt	19,360	18,357
Collateral financing arrangements	0	0
Junior subordinated debt securities	4,029	4,173
Other liabilities	865	1,223
Separate account liabilities	112,119	116,665
Estimated Fair Value | Level 3
Assets
Mortgage loans	68,539	62,554
Policy loans	12,072	12,287
Real estate joint ventures	104	139
Other limited partnership interests	615	906
Other invested assets	380	320
Premiums, reinsurance and other receivables	2,421	2,444
Other assets	60	68
Liabilities
Policyholder account balances	130,125	139,359
Long-term debt	0	0
Collateral financing arrangements	3,899	3,961
Junior subordinated debt securities	0	0
Other liabilities	1,385	1,323
Separate account liabilities	$ 0	$ 0